CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS of Western Asset High Yield Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 81 to the Registrant’s Registration Statement (“Amendment No. 81”), and (b) that Amendment No. 81 was filed electronically.

Dated as of: August 5, 2014	By:	/s/ Yi Chia Kuo
	Name:	Yi Chia Kuo
	Title:	Assistant Secretary